Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event

14. Subsequent Event

On December 31, 2025, the Company entered into Stock Purchase Agreements (the “Purchase Agreements”), by and between the Company and various institutional investors (the “Purchasers”).The Purchase Agreements provided for the private issuance (the “Private Placement”) to the Purchasers of an aggregate of 266,666 shares of the Company’s common stock (such shares of common stock issued pursuant to the Private Placement, the “Placement Shares”) at a purchase price of $1.50 per share. Kevin Westenburg, the Company’s President and a Director, purchased 33,333 Placement Shares in connection with the Private Placement. On January 9, 2026, the Private Placement closed and the Company received aggregate gross proceeds of $399,999. No placement fees or commissions were paid in connection with this transaction.

In connection with the Purchase Agreements, on December 31, 2025, the Company entered into registration rights agreements with certain of the Purchasers, which provides that on or prior to January 9, 2027, the Company must file a registration statement to register the Purchaser’s respective Placement Shares.